Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property and Equipment
Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Class	Estimated Useful Life
Greenhouse Facility	30 years
Production Equipment	5 years
Office Equipment	3 years
Leasehold Improvements	Shorter of lease term or useful life of asset

Disaggregation of Revenue
Revenue by major product or service type is as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Revenue from sale of produce	$551	$82
Revenue from sale of intellectual property	87	—

Total Revenue	$638	$82